Capital and Reserves	6 Months Ended
Jun. 30, 2024
Capital and Reserves [Abstract]
Capital and Reserves

Note 8 – Capital and Reserves

Share capital and share premium

During the period, the Group recognized the following amounts within share capital and share premium:

For the six months ended
June 30, 2024
Thousands of USD
Exercise of warrants, options and vesting of RSUs	(4,990)
Share-based payment acquired	(363)
Share-based payments	6,833
Total	1,480

For the year ended
December 31, 2023
Thousands of USD
Exercise of warrants, options and vesting of RSUs	(12,294)
Share based payment acquired	(4,459)
Share-based payments	20,101
Total	3,348